Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Asset under Construction [Member] | Affiliated Entity [Member] | LNG
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions	$ 1.8	$ 5.9	$ 1.8	$ 12.8